Subsidiaries - Summary of Transaction with Non-controlling Interests (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of Detailed Information About Transaction with Non controlling Interests [Abstract]
Carrying amount of non-controlling interests disposed	¥ 1,717
Consideration paid by non-controlling interests	1,028
Deficit of consideration received recognised in the transactions with non-controlling interests reserve within equity	¥ 689